Post employment benefits - Plan assets and liabilities by type of post employment benefit and country (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	$ 627	$ 757	$ 721
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	8,057	8,533	8,417
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(7,430)	(7,776)	$ (7,696)
Pensions | Plan assets | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	5,271	5,640
Pensions | Plan assets | Ireland
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	1,938	2,057
Pensions | Plan assets | United States
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	623	595
Pensions | Plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	203	215
Pensions | Plan liabilities | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(4,800)	(5,083)
Pensions | Plan liabilities | Ireland
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(1,533)	(1,599)
Pensions | Plan liabilities | United States
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(590)	(562)
Pensions | Plan liabilities | Other
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(210)	(230)
Post-employment medical | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	2	3
Post-employment medical | Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(257)	(266)
Other post-employment | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	20	23
Other post-employment | Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	$ (40)	$ (36)